Subsequent Events (Details Narrative) - USD ($)								1 Months Ended	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Apr. 25, 2024	Mar. 06, 2024	Jan. 30, 2024	Jan. 02, 2024	Jan. 01, 2024	Dec. 04, 2023	Feb. 28, 2023	Dec. 31, 2022	Mar. 15, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023	Feb. 23, 2024
Subsequent Event [Line Items]
Cash payment										$ 7,261
Gross proceeds pre-funded warrants										$ 2,672,500			$ 1,126
Reverse stock split						the Company effected a reverse stock split of its common stock at a ratio of 1-for-35 (the “2023 Reverse Split”). Upon the effectiveness of the 2023 Reverse Split, every 35 issued shares of common stock were reclassified and combined into one share of common stock.
December 2023 Offering [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares		213,800
Warrant exercise price		$ 12.50
Gross proceeds pre-funded warrants		$ 2,672,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	the Company effected a reverse stock split of its common stock at a ratio of 1-for-10 (the “2024 Reverse Split”). Upon the effectiveness of the 2024 Reverse Split, every 10 issued shares of common stock were reclassified and combined into one share of common stock.
Subsequent Event [Member] | Two Thousand Twenty Two Omnibus Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares increased					31,790
Subsequent Event [Member] | December 2023 Offering [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares									213,800					131,481
Warrant exercise price									$ 12.50					$ 0.001
Gross proceeds pre-funded warrants									$ 2,672,500
Warrants exercised on cashless basic														131,500
License Agreement [Member] | L&F Research LLC [Member] | Waiver B [Member]
Subsequent Event [Line Items]
Cash payment			$ 500,000				$ 500,000
License Agreement [Member] | L&F Research LLC [Member] | Waiver B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash payment			$ 500,000
Marketing Agreement [Member] | Vendor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued for services, shares				9,000
Prepaid expenses				$ 79,200